SCHEDULE OF DIGITAL ASSETS (Details) (Parenthetical) - Bitcoin [member] - USD ($)	Dec. 30, 2024	Dec. 27, 2024
IfrsStatementLineItems [Line Items]
Notional amount		$ 10
Digital assets transferred		$ 19,490,644
Digital assets transferred equivalent of bitcoin description		208.7180 Bitcoin
Usage of loan description		100
Additional purchase of digital assets description		105.7173 Bitcoin
Commercial lender [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 10
Number of monthly installments	18 months
Interest rate	13.90%